Nationwide Strategic Income Fund Investment Objectives and Goals - Nationwide Strategic Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Nationwide Strategic Income Fund (formerly, Nationwide Amundi Strategic Income Fund)
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Nationwide Strategic Income Fund seeks to provide a high level of current income.